SHARE-BASED COMPENSATION - PSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
PSUs outstanding, beginning	1,530,000	2,020,000
Grants	120,000	0
Exercises	(120,000)	(210,000)
Forfeitures	(60,000)	(280,000)
PSUs outstanding, ending	1,470,000	1,530,000
PSUs vested, ending	1,080,000	870,000
PSUs outstanding, weighted average fair value, beginning	$ 0.62	$ 0.63
PSUs grants, weighted average fair value	2.08	0
PSUs exercises, weighted average fair value	0.38	0.66
PSUs forfeitures, weighted average fair value	0.38	0.68
PSUs outstanding, weighted average fair value, ending	0.77	0.62
PSUs vested, weighted average fair value, ending	$ 0.65	$ 0.63